Financial Risk Management - Summary of Fuel price risk (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Effect Of Change On Other Comprehensive Income If Fuel Hedging Contracts Increase Decrease [Member]
Fuel price risk [Line Items]
Fuel hedging contracts	¥ 0	¥ 62